NEWPORT TIGER CUB FUND CLASS A, B, C AND Z SHARES

SEMIANNUAL REPORT, FEBRUARY 29, 2000


STEIN ROE SMALL CAP ASIAN TIGER FUND
ADVISED BY NEWPORT FUND MANAGEMENT, INC.

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

We are pleased to present the semiannual report for the six-month period ended February 29, 2000. As of January 1, 2000, Newport Tiger Cub Fund changed its name to Stein Roe Small Cap Asian Tiger Fund and, pending Trustee approval, will again change its name on May 1, 2000, to Stein Roe Small Cap Tiger Fund. Newport Fund Management serves as the Advisor and will continue to offer strong local relationships, specialized knowledge and the expertise to pursue what they believe are the best opportunities within specific markets.

The emerging stock markets of Asia were strong throughout the period, which we believe is evidence that the region's comeback is footed in fundamental change as well as renewed real growth. Patient Asian investors have been rewarded by keeping their long-term perspectives through earlier, volatile times.

The Fund had excellent performance over the past year compared to its benchmark, Morgan Stanley Capital International (MSCI) Pacific ex-Japan Index(1). Shareholders have benefited from the favorable environment but also from the seasoned investment talents of the Fund's Advisor, Newport Fund Management, who has established itself as a leader in Asian and Pacific markets over the past 20 years.

The following report provides more specifics about the Fund's performance and the strategies that contributed to its strong performance for the period. As always, we thank you for the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
April 11, 2000



(1) See benchmark index chart on page 1 for performance results.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

HIGHLIGHTS

 -   TECHNOLOGY SECTOR SOARED
     The outstanding recent performance of U.S. technology companies has been matched, if not surpassed, by their Asian counterparts. The Asian PC and wireless markets were especially strong during the past year.

 -   HONG KONG WAS STRONG
     Shares of Hong Kong companies staged a dramatic run-up in the past six months, as investors appreciated the unique advantages of this gateway to Greater China.

 -   SOUTHEAST ASIA CONTINUED TO LAG
     Capital steadily moved out of Indonesia and the Philippines, a continuation of prior trends. These island regions were joined by Thailand as Asia's weakest performers during the period.

 -   THE FUND MADE A STRONG SHOWING IN ITS CATEGORY
     Superior stock selection and geographic positioning helped the Fund's Class A shares to outperform the benchmark index for its region by a significant margin.

                   NEWPORT TIGER CUB FUND CLASS A PERFORMANCE
                         VS. MSCI PACIFIC EX-JAPAN INDEX
                                9/1/99 - 2/29/00
                                  [Bar Chart]

Newport Tiger Cub
Fund Class A shares
without sales charge .................  23.54%

MSCI Pacific
Ex-Japan Index .......................   8.30%


NET ASSET VALUE PER SHARE
ON 2/29/00 VS. 8/31/99


Class A     $ 9.97      $8.07
------------------------------
Class B     $ 9.68      $7.87
------------------------------
Class C     $ 9.71      $7.89
------------------------------
Class Z     $10.01      $8.10
------------------------------




Past performance cannot guarantee future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. Performance results assume reinvestment of distributions.

MSCI Pacific Region (Ex-Japan) Index is a broad-based, unmanaged index that tracks the performance of stocks in the Pacific Rim in countries other than Japan. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

                           PORTFOLIO MANAGER'S REPORT

TOP FIVE SECTOR BREAKDOWNS
2/29/00 VS. 8/31/99
                                  [Bar Chart]

                                    2/29/00      8/31/99
-------------------------------------------------------------------------------
Consumer/Retail                     22.84%        32.89%
-------------------------------------------------------------------------------
Mfg/Export                          22.64%        21.09%
-------------------------------------------------------------------------------
Tech                                15.00%          5.1%
-------------------------------------------------------------------------------
Wholesale Trade                      7.08%         6.70%
-------------------------------------------------------------------------------
Real Estate                          6.66%         8.19%
-------------------------------------------------------------------------------


Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same sector breakdown in the future.

BOUGHT
-------------------------------------------------------------------------------
LOCUS CORP. (3.3% OF NET ASSETS), based in Korea, specializes in the reprogramming of old telecom switching technology, converging telephony with Internet access. The company's low debt/equity ratio and attention to shareholder value make it especially attractive.

WYSE TECHNOLOGY TAIWAN LTD. (2.5% OF NET ASSETS), located in Taiwan, produces "thin client terminals," which connect to a server. These terminals are increasingly popular among business customers, because they provide a full range of telecommunications services without a bulky central processing unit.

FUND OUTPERFORMED FOR THE PERIOD

The Fund's Class A shares had a total return of 23.54%, without a sales charge, for the past six months. This performance exceeded the 8.30% return of the MSCI Pacific ex-Japan Index. The Fund's strong showing relative to this benchmark is an indication of solid stock selection.

WE BROADENED THE SCOPE OF THE PORTFOLIO

During the past six months, the number of portfolio holdings rose from 30 companies to 36. This expansion reflects the increased number of investment opportunities in countries with attractive macroeconomic outlooks.

Separately, in response to the changing market definition of small capitalization, we expanded the Fund's definition of small capitalization companies. We can now purchase companies with a market capitalization of $1 billion to no greater than $2 billion. This expanded definition of what constitutes a "small capitalization" company is a better fit with today's standards for initial public offerings.

WINNING WITH TECHNOLOGY THROUGH DISCIPLINE

Not only has the portfolio benefited greatly from the sharp spike in valuations among technology companies, but gains have been achieved without investing in companies that lack a proven revenue stream. Such companies may find temporary favor in the market, but they are not suitable for a fund with a long-term growth orientation.

Of particular interest when we select stocks for the Fund's portfolio are established companies that have redefined themselves in accordance with changing technology markets. Shanghai-based TCL (1.8% of net assets), a recent addition to the Fund, is moving from TVs, where market penetration is high in China, to the faster growing market of set-top boxes, which enable households with TVs to hook up to the Internet. The Fund has also purchased shares in Computer & Technologies (5.4% of net assets), another Chinese company. A systems integration company established in 1991, Computer & Technology assisted in the merger of the Ministry of Post & Telecommunications with the Ministry of Electronics to form China's new Ministry of Information Industry. Now, the company is assisting the Hong Kong government in promoting Hong Kong as the leading 'Digital City' in the region by constructing its business-to-business platform.

GEOPOLITICAL ADJUSTMENTS

Shareholders should be aware that there are sharp differences in the macroeconomic climates offered by the various countries within the investment universe of the Fund. In accordance with these differences, we have been steadily reducing our exposure to Indonesia and the Philippines, to the point where each now represents less than 4% of the total portfolio. These two countries are under protection from the International Monetary Fund (IMF), whose support aided other countries in recovering from the region-wide crisis that began in 1997.

On a more optimistic note, the Fund has been actively pursuing new investments in Korea and Taiwan. In years past, investment in these countries fell outside of Newport's focus because most stocks were cyclical and often in debt-laden industries, notably petrochemical, steel and microchip production. However, in addition to the fact that liquidity of both markets has increased greatly as foreign ownership limitations have been raised, the makeup of the markets has expanded to embrace the "New Economy."

AN EXPANSIVE OUTLOOK

As the Fund takes advantage of the New Economy throughout Asia, demographics should play an important role in the Advisor's portfolio decisions. In China, the government is helping to fund the economic growth. China will soon release its e-commerce development strategy, which includes $10 billion to build the Internet infrastructure for its 1.2 billion people. Another area of increasing interest is Asia's other population center -- India. The modernization of India is a long-term process in which we intend to participate, with our traditional selectivity. Regional opportunities such as these may position the Fund in a favorable stance.

SIG TO COME

LYNDA COUCH is portfolio manager of the Fund and is a managing director of Newport Fund Management.



International investing offers significant long-term growth potential, but also involves certain risks. Because many of the Tiger countries are considered emerging markets, they are subject to a greater degree of social, political, currency and economic instability. Small cap stocks involve certain risks, such as lower liquidity, that are not present in stocks of larger, more established companies.


TOP 10 HOLDINGS AS OF 2/29/00

Datacraft Asia Ltd.                 7.8%
----------------------------------------
Li & Fung Ltd.                      7.1%
----------------------------------------
China Telecom Ltd.                  6.3%
----------------------------------------
Johnson Electric Holdings Ltd       5.9%
----------------------------------------
Computer &
Technologies Holdings Ltd.          5.4%
----------------------------------------
Venture Mfg Singapore Ltd.          5.1%
----------------------------------------
Avimo Singapore Ltd.                4.6%
----------------------------------------
Dickson Concepts International Ltd  3.7%
----------------------------------------
Locus Corp.                         3.3%
----------------------------------------
Thai Union
Frozen Products Public Co.          3.2%
----------------------------------------

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

SOLD
-------------------------------------------------------------------------------
SM PRIME HOLDINGS, based in the Philippines, was sold from the portfolio in early 2000. This decision was based on a new law giving foreigners the right to own more than 49% of retail operations in the Philippines. SM Prime Holdings, a builder and developer of shopping malls, will face more competition as a result of this law.

                            PERFORMANCE INFORMATION


AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/00


Share Class              A                    B                    C                     Z
Inception              6/3/96               6/3/96               6/3/96               6/3/96
-----------------------------------------------------------------------------------------------------
                    w/o      with       w/o        with      w/o         with        w/o     with
                    sales    sales     sales      sales      sales       sales      sales   sales
                    charge   charge    charge     charge     charge     charge      charge  charge
-----------------------------------------------------------------------------------------------------
Six-month            23.54    16.44    23.00      18.00      23.07      22.07       23.58      --
-----------------------------------------------------------------------------------------------------
1 year               83.27    72.73    81.95      76.95      81.84      80.84       83.67      --
-----------------------------------------------------------------------------------------------------
3 years              1.02     (0.96)   0.17       (0.83)     0.24       0.24        1.18       --
-----------------------------------------------------------------------------------------------------
Life of fund         (0.06)   (1.63)   (0.86)     (1.67)     (0.78)     (0.78)      0.13       --
-----------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

Share Class             A                    B                   C                   Z
-----------------------------------------------------------------------------------------------------
                   w/o     with       w/o        with       w/o     with        w/o     with
                 sales    sales      sales      sales      sales    sales      sales   sales
                 charge   charge     charge     charge     charge   charge     charge  charge
-----------------------------------------------------------------------------------------------------
Six-month        17.18      10.44     16.61      11.61     16.69     15.69      17.23   --
-----------------------------------------------------------------------------------------------------
1 year           68.81      59.11     67.65      62.65     67.59     66.59      69.20   --
-----------------------------------------------------------------------------------------------------
3 years           1.12      (0.85)     0.28      (0.73)     0.38      0.38       1.29   --
-----------------------------------------------------------------------------------------------------
Life of fund     (0.09)     (1.73)    (0.88)     (1.72)    (0.79)    (0.79)      0.11   --
-----------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the maximum contingent deferred sales charge of 5% for one year and 3% for the three year and life of Fund for Class B shares and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO

February 29, 2000 (Unaudited)
(In thousands)

COMMON STOCKS - 94.4%                          COUNTRY         SHARES       VALUE
---------------------------------------------------------------------------------
CONSTRUCTION - 0.8%
SPECIAL TRADE CONTRACTORS
Zhejiang Expressway Co., Ltd., Class B           HK             1,000         $125
                                                                              ----
---------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 17.5%
DEPOSITORY INSTITUTIONS -4.7%
Hang Seng Bank Ltd.                              HK                25          226
Oversea-Chinese Banking Corp., Ltd.              Si                74          465
                                                                             -----
                                                                               691
                                                                             -----
HOLDING COMPANIES - 3.7%
Dickson Concepts International Ltd.              HK               500          546
                                                                             -----

INSURANCE CARRIERS - 1.3%
Thai Reinsurance Co., Ltd.                       Th               240          192
                                                                             -----

REAL ESTATE - 7.8%
Cheung Kong Holdings Ltd.                        HK                25          332
City Developments Ltd.                           Si                54          219
HKR International Ltd.                           HK               349          172
SM Prime Holdings, Inc.                          Ph             1,233          165
Sun Hung Kai Properties Ltd.                     HK                29          262
                                                                             -----
                                                                             1,150
                                                                             -----

---------------------------------------------------------------------------------
MANUFACTURING - 30.0%
ELECTRONIC COMPONENTS - 1.8%
TCL International Holdings Ltd. (a)              HK               500          263
                                                                             -----
FOOD & KINDRED PRODUCTS - 6.0%
Four Seas Mercantile Holdings Ltd.               HK             1,754          415
Thai Union Frozen Products Public Co. --
  Foreign Shares                                 Th               160          478
                                                                             -----
                                                                               893
                                                                             -----
HOUSEHOLD APPLIANCES - 1.2%
Guangdong Kelon Electric Holdings,
  Class H                                        HK               379          185
                                                                             -----
MEASURING & ANALYZING INSTRUMENTS - 14.4%
Avimo Singapore Ltd.                             Si               380          674
China Hong Kong Photo Products
  Holdings Ltd.                                  HK             2,898          339
PT Modern Photo Film -- Foreign Shares           In             1,293          365
Venture Manufacturing Singapore Ltd.             Si                50          751
                                                                             -----
                                                                             2,129
                                                                             -----
NONMETALLIC, EXCEPT FUELS - 1.4%
Eastern Water Resources Development &
  Management Ltd. -- Foreign Shares              Th               332          207
                                                                             -----
RUBBER & PLASTIC - 1.4%
PT Dynaplast -- Foreign Shares                   In             1,398          211
                                                                             -----
STONE, CLAY, GLASS & CONCRETE - 2.5%
WYSE Technology Taiwan Ltd.                      Tw               139          367
                                                                             -----


                                              COUNTRY            SHARES     VALUE
---------------------------------------------------------------------------------
TEXTILE MILL PRODUCTS - 1.3%
China Fangda Group Co., Ltd., Class B           Ch                500         $194
                                                                              ----
----------------------------------------------------------------------------------
RETAIL TRADE -8.1%
APPAREL & ACCESSORY STORES - 5.0%
Esprit Holdings Ltd.                            HK                278          266
Giordano International Ltd.                     HK                200          224
Glorious Sun Enterprises                        HK                900          243
                                                                            ------
                                                                               733
                                                                            ------
MISCELLANEOUS RETAIL - 2.0%
Sa Sa International Holdings Ltd.               HK              1,500          289
                                                                            ------

RESTAURANTS - 1.1%
Cafe de Coral Holdings Ltd.                     HK                500          164
                                                                            ------

----------------------------------------------------------------------------------
SERVICES - 13.2%
COMPUTER RELATED SERVICES
Computer & Technologies
  Holdings Ltd. (a)                             HK                270          800
Datacraft Asia Ltd.                             Si                137        1,158
                                                                            ------
                                                                             1,958
                                                                            ------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 11.9%
AIR TRANSPORTATION - 0.6%
Beijing Capital International Airport (a)       HK                400           82
                                                                            ------

GAS SERVICES - 1.7%
Hong Kong & China Gas Co., Ltd.                 HK                209          244
                                                                            ------
TELECOMMUNICATIONS - 9.6%
China Telecom Ltd. (a)(b)                       HK                100          930
Locus Corp. (a)                                 SK                  2          487
                                                                            ------
                                                                             1,417
                                                                            ------
----------------------------------------------------------------------------------
WHOLESALE TRADE - 12.9%
DURABLE GOODS
Johnson Electric Holdings Ltd.                  HK                132          868
Li & Fung Ltd.                                  HK                269        1,047
                                                                            ------
                                                                             1,915
                                                                            ------
TOTAL COMMON STOCKS
  (cost of $11,233)(c)                                                      13,955
                                                                            ------
WARRANTS (a) - 1.2%
---------------------------------------------------------------------------------

RETAIL TRADE - 1.2%
RESTAURANTS
Jollibee Foods Corp.(cost of $295)              Ph                650          178
                                                                            ------
TOTAL INVESTMENTS - 95.6%
  (cost of $11,528)(c)                                                      14,133
                                                                            ------

February 29, 2000 (Unaudited)
(In thousands)


SHORT-TERM OBLIGATIONS - 15.5%                 PAR     VALUE
---------------------------------------------------------------------------------
Repurchase agreement with
  SBC Warburg Ltd., dated 02/29/00,
  due 03/01/00 at 5.770%, collateralized
  by U.S. Treasury bonds and/or notes
  with various maturities to 2021,
  market value $1,036
  (repurchase proceeds $1,152)               $1,152    $1,152
Student Loan Marketing Association,
  5.720% 03/01/00(d)                          1,152     1,152
                                                       ------
TOTAL SHORT-TERM OBLIGATIONS                            2,304
                                                       ------

OTHER ASSETS & LIABILITIES, NET - (11.1)%              (1,648)
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                   $14,789
                                                       ------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------

(a)   Non-income producing.
(b) The value of this security represents fair value as determined in good faith under the direction of the Trustees.
(c)   Cost for federal income tax purposes is the same.
(d)   Rate represents yield at day of purchase.



SUMMARY OF
SECURITIES BY COUNTRY        COUNTRY    VALUE        % OF TOTAL
-------------------------------------------------------------------------------
Hong Kong                      HK      $8,022             65.0
Singapore                      Si       3,267             14.9
Thailand                       Th         877              6.2
Philippines                    Ph         343              2.4
Indonesia                      In         576              4.1
Taiwan                         Tw         367              2.6
China                          Ch         194              1.4
South Korea                    SK         487              3.4
                                      -------            -----
                                      $14,133            100.0
                                      -------            -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)


ASSETS
Investments at value (cost $11,528)                                     $ 14,133
Short-term obligations                                                     2,304
                                                                          ------
                                                                          16,437

Cash including foreign
  currencies (cost $65)                               $     66
Receivable for:
  Investments sold                                          90
  Expense reimbursement due from
    Advisor/Administrator                                   36
  Fund shares sold                                           6
Other                                                       55               253
                                                            --               ---
    Total Assets                                                          16,690

LIABILITIES
Payable due to custodian bank                            1,151
Cash including foreign
  currencies (cost $50)                                     50
Payable for:
  Investments purchased                                    484
  Fund shares repurchased                                   77
Accrued:
  Management fee                                            15
  Administration fee                                         3
  Transfer agent fee                                         3
  Bookkeeping fee                                            4
  Deferred Trustees fee                                      1
Other                                                      113
                                                           ---
  Total Liabilities                                                        1,901
                                                                           -----
NET ASSETS                                                              $ 14,789
                                                                        ========
Net asset value & redemption price per share --
  Class A ($5,659/568)                                                  $   9.97(a)
                                                                        ========
Maximum offering price per share --
  Class A ($9.97/0.9425)                                                $  10.58(b)
                                                                        ========
Net asset value & offering price per share --
  Class B ($8,047/831)                                                  $   9.68(a)
                                                                        ========
Net asset value & offering price per share --
  Class C ($1,036/107)                                                  $   9.71(a)
                                                                        ========
Net asset value, offering & redemption price
  per share -- Class Z ($47/5)                                          $  10.01
                                                                        ========

COMPOSITION OF NET ASSETS
Capital paid in                                                         $ 16,165
Accumulated net investment loss                                              (71)
Accumulated net realized loss                                             (3,910)
Net unrealized appreciation                                                2,605
                                                                           -----
                                                                        $ 14,789
                                                                        ========

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2000 (Unaudited)
(In thousands)
INVESTMENT INCOME
Dividends                                                   $   141
Interest                                                         16
                                                                 --
  Total Investment Income
  (net of nonreclaimable foreign taxes
  withheld at source amounted to $2)                            157

EXPENSES
Management fee                                  $    80
Administration fee                                   17
Service fee -- Class A, Class B, Class C             17
Distribution fee -- Class B                          29
Distribution fee -- Class C                           4
Transfer agent fee                                   25
Bookkeeping fee                                      14
Trustees fee                                          4
Legal fee                                             3
Custodian fee                                        12
Audit fee                                            11
Registration fee                                     19
Reports to shareholders                               4
Other                                                 8
                                                     --
                                                    247
Fees and expenses waived
  by the Advisor/Administrator                      (58)            189
                                                    ---             ---
    Net Investment Loss                                             (32)
                                                                    ---
NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                     1,520

  Foreign currency transactions                       7
                                                  -----
    Net Realized Gain                                             1,527
Net change in unrealized appreciation
    depreciation during the period on:
  Investments                                     1,434
  Foreign currency transactions                      (2)
                                                     --
    Net Change in Unrealized
      Appreciation/Depreciation                                   1,432
                                                                  -----
      Net Gain                                                    2,959
                                                                  -----
Increase In Net Assets From Operations                          $ 2,927
                                                                =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)


                                                  (UNAUDITED)
                                                  SIX MONTHS                 YEAR
                                                    ENDED                    ENDED
                                                  FEBRUARY 29              AUGUST 31
                                                  ----------               ---------
INCREASE (DECREASE) IN NET ASSETS                     2000                   1999
------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                       $   (32)               $    43
Net realized gain (loss)                             1,527                   (445)
Net change in unrealized appreciation/
  depreciation                                       1,432                  7,635
                                                    ------                 ------
  Net Increase from Operations                       2,927                  7,233
                                                    ------                 ------

Distributions:
From net investment income -- Class A                   --                     (4)
From net investment income -- Class Z                   --                     (a)
                                                    ------                 ------
                                                        --                  7,229
                                                    ------                 ------
Fund Share Transactions:
Receipts for shares sold -- Class A                  2,224                  4,205
Value of distributions reinvested -- Class A            --                      4
 Cost of shares repurchased -- Class A              (2,547)                (5,991)
                                                     ------                 ------
                                                      (323)                (1,782)
                                                      ----                 ------
Receipts for shares sold -- Class B                    530                  2,883
Cost of shares repurchased --Class B                (1,178)
                                                     ------
                                                      (648)                   579
                                                     ------                 ------
Receipts for shares sold -- Class C                     74                    470
Cost of shares repurchased -- Class C                 (194)                (1,007)
                                                     ------                 ------
                                                      (120)                  (537)
                                                     ------                 ------
Receipts for shares sold -- Class Z                     --                      5
Value of distributions reinvested -- Class Z            --                     (a)
Cost of shares repurchased -- Class Z                   (2)                   (15)
                                                    ------                  ------
                                                        (2)                   (10)
                                                    ------                  ------
Net Decrease from Fund
  Share Transactions                                (1,093)                (1,750)
                                                     ------                 ------
  Total Increase                                     1,834                  5,479

NET ASSETS
Beginning of period                                 12,955                  7,476
                                                    ------                 ------
End of period (including accumulated
  net investment loss of $71 and
  overdistributed net investment income
  of $39, respectively)                            $14,789                $12,955
                                                    =======               =======

(a)  Rounds to less than one.


                                                          (UNAUDITED)
                                                          SIX MONTHS         YEAR
                                                             ENDED           ENDED
                                                          FEBRUARY 29      AUGUST 31
                                                          -----------      ----------
NUMBER OF FUND SHARES                                         2000             1999
------------------------------------------------------------------------------------
Sold -- Class A                                               270               594
Issued for distributions reinvested -- Class A                 --                 1
Repurchased -- Class A                                       (303)             (906)
                                                              ----              ----
                                                              (33)             (311)
                                                              ----              ----
Sold -- Class B                                                62               462
Repurchased -- Class B                                       (135)             (384)
                                                              ----              ----
                                                              (73)               78
                                                              ----              ----
Sold -- Class C                                                 9                84
Repurchased -- Class C                                        (23)             (154)
                                                              (14)              (70)
                                                              ----              ----
Sold -- Class Z                                                --                 1
Issued for distributions reinvested -- Class Z                 --                (a)
Repurchased -- Class Z                                         --                (2)
                                                              ----              ----
                                                               --                (1)
                                                              ----              ----

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

February 29, 2000 (Unaudited)




NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Stein Roe Small Cap Asian Tiger Fund (formerly Newport Tiger Cub Fund) (the Fund), a series of Liberty Funds Trust II, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.



NOTE 2. ACCOUNTING POLICIES
ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of small companies (i.e. companies with equity market capitalizations of U.S. $2 billion or less) located in the nine Tiger markets of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge effective February 1, 2000.

Class B shares will convert to Class A shares as follows:


      ORIGINAL PURCHASE                 --------------------------
      -----------------                 CONVERTS TO CLASS A SHARES
      Less than $250,000                 8 years
      $250,000 to less than $500,000     4 years
      $500,000 to less than $1,000,000   3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of the market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of the contracts with similar maturities.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DEFERRED ORGANIZATION EXPENSES:

The Fund incurred $1,000 of expenses in connection with its organization. These expenses were deferred and are being amortized on a straight-line basis over five years.

February 29, 2000 (Unaudited)



DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.


FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.


OTHER:

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.


NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management (the Advisor), is the investment Advisor of the Fund and receives a monthly fee equal to 1.15% annually of the Fund's average net assets.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% of the Fund's average net assets.


BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.


UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended February 29, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $970 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $24,404 and $320 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.


EXPENSE LIMITS:

The Advisor/Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 2.00% annually of the Fund's average net assets.

FEBRUARY 29, 2000 (Unaudited)

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended February 29, 2000, purchases and sales of investments, other than short-term obligations, were $1,730,897 and $2,243,937 respectively.

Unrealized appreciation (depreciation) at February 29, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation          $ 5,476,125
Gross unrealized depreciation           (2,871,113)
                                       -----------
  Net unrealized appreciation          $ 2,605,012
                                        ==========

CAPITAL LOSS CARRYFORWARDS:

At August 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:


      YEAR OF EXPIRATION       CAPITAL LOSS CARRYFORWARD
      ------------------       -------------------------
             2005                           $   38,000
             2006                              914,000
             2007                            4,208,000
                                            ----------
                                            $5,160,000
                                            ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended February 29, 2000.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout the period are as follows:


                                                                                                   (UNAUDITED)
                                                                                       SIX MONTHS ENDED FEBRUARY 29, 2000
                                                                                       ----------------------------------
                                                                                   CLASS A    CLASS B     CLASS C     CLASS Z
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $  8.070   $  7.870    $  7.890     $ 8.100
                                                                                   --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)                                                     --      (0.033)    (0.033)       0.011
Net realized and unrealized gain                                                      1.900      1.843       1.853       1.899
                                                                                   --------   --------    --------    --------
  Total from Investment Operations                                                    1.900      1.810       1.820       1.910
                                                                                   --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD                                                     $  9.970   $  9.680    $  9.710     $10.010
                                                                                   ========   ========    ========    ========
Total return (c)(d)(e)                                                               23.54%     23.00%      23.07%      23.58%
                                                                                   ========   ========    ========    ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                                       2.25%      3.00%       3.00%       2.00%
Net investment income (loss) (f)(g)                                                   0.00%    (0.75)%     (0.75)%       0.25%
Fees and expenses waived or borne by the Advisor/Administrator (f)(g)                 0.83%      0.83%       0.83%       0.83%
Portfolio turnover (e)                                                                  13%        13%         13%         13%
Net assets at end of period (000)                                                  $  5,659   $  8,047    $  1,036     $    47
(a)      Net of fees and expenses waived or borne by the
         Advisor/Administrator which amounted to:                                  $  0.037   $  0.037    $  0.037     $ 0.037

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)      Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)      Annualized



                                                                                            YEAR ENDED AUGUST 31, 1999
                                                                                            --------------------------
                                                                                   CLASS A     CLASS B    CLASS C    CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $  3.900    $  3.830   $  3.830   $ 3.920
                                                                                   --------    --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income  (a)(b)                                                         0.051       0.005      0.006     0.067
Net realized and unrealized gain                                                      4.124       4.035      4.054     4.136
                                                                                   --------    --------   --------   -------
  Total from Investment Operations                                                    4.175       4.040      4.060     4.203
                                                                                   --------    --------   --------   -------
LESS DISTRIBUTION DECLARED TO SHAREHOLDERS:
From net investment income                                                           (0.005)         --         --    (0.023)
                                                                                   --------    --------   --------   -------
NET ASSET VALUE, END OF PERIOD                                                     $  8.070    $  7.870   $  7.890   $ 8.100
                                                                                   --------    --------   --------   -------
Total return (c)(d)                                                                 107.10%     105.48%    106.01%   107.43%
                                                                                   ========    ========   ========   =======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                          2.25%       3.00%      3.00%     2.00%
Net investment income (e)                                                             0.84%       0.09%      0.09%     1.09%
Fees and expenses waived or borne by the Advisor/Administrator (e)                    1.35%       1.35%      1.35%     1.35%
Portfolio turnover                                                                      36%         36%        36%       36%
Net assets at end of period (000)                                                  $  4,847    $  7,115   $    954   $    39
(a) Net of fees and expenses waived or borne by the
    Advisor/Administrator which amounted to:                                       $  0.083    $  0.083   $  0.083   $ 0.083

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout the period are as follows:


                                                                                           YEAR ENDED AUGUST 31, 1998
                                                                              -----------------------------------------------------
                                                                              CLASS A     CLASS B        CLASS C        CLASS Z
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $9.100        $9.020         $9.020        $9.130
                                                                              ------        ------         ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                                   0.115         0.067          0.067         0.132
Net realized and unrealized loss                                              (5.315)       (5.257)        (5.257)       (5.342)
                                                                              ------        ------         ------        ------
  Total from Investment Operations                                            (5.200)       (5.190)        (5.190)       (5.210)
                                                                              ------        ------         ------        ------
NET ASSET VALUE, END OF PERIOD                                                $3.900        $3.830         $3.830        $3.920
                                                                              ======        ======         ======        ======
Total return (c)(d)                                                           (57.14)%      (57.54)%       (57.54)%      (57.06)%
                                                                              ======        ======         ======        ======
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                    2.25%         3.00%          3.00%         2.00%
Net investment income (e)                                                       1.75%         1.00%          1.00%         2.00%
Fees and expenses waived or borne by the Advisor/Administrator (e)              1.02%         1.02%          1.02%         1.02%
Portfolio turnover                                                                56%           56%            56%           56%
Net assets at end of period (000)                                            $ 3,556        $3,165         $  732        $   23
(a)   Net of fees and expenses waived or borne by the
      Advisor/Administrator which amounted to:                               $ 0.067       $ 0.067        $ 0.067        $0.067

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                                                 YEAR ENDED AUGUST 31, 1997
                                                                                  --------------------------------------------------

                                                                                  CLASS A      CLASS B     CLASS C (c)   CLASS Z
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $9.320       $9.300      $9.300        $9.320
                                                                                   ------       ------      ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)                                                 0.059       (0.012)     (0.012)        0.083
Net realized and unrealized loss                                                   (0.279)      (0.268)     (0.268)       (0.273)
                                                                                    ------       ------      ------        ------
  Total from Investment Operations                                                 (0.220)      (0.280)     (0.280)       (0.190)
                                                                                    ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD                                                     $9.100       $9.020      $9.020        $9.130
                                                                                    ======       ======      ======       ======
Total return (d)(e)                                                                 (2.36)%      (3.01)%     (3.01)%       (2.04)%
                                                                                    ======       ======      ======       ======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                                         2.25%        3.00%       3.00%         2.00%
Net investment income (loss) (f)                                                     0.62%       (0.13)%     (0.13)%        0.87%
Fees and expenses waived or borne by the Advisor/Administrator (f)                   1.09%        1.09%       1.09%         1.09%
Portfolio turnover                                                                     96%          96%         96%           96%
Net assets at end of period (000)                                                  $8,653       $7,664      $1,300        $1,203
(a) Net of fees and expenses waived or borne by the
    Advisor/Administrator which amounted to:                                       $0.105       $0.105      $0.105        $0.105

(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout the period are as follows:


                                                                                        PERIOD ENDED AUGUST 31, 1996 (c)
                                                                                   ------------------------------------------------
                                                                                    CLASS A    CLASS B     CLASS C     CLASS Z
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $10.000      $10.000     $10.000      $10.000
                                                                                   -------      -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)                                                  0.016       (0.002)     (0.002)       0.021
Net realized and unrealized loss                                                    (0.696)      (0.698)     (0.698)      (0.701)
                                                                                   -------      -------     -------      -------
  Total from Investment Operations                                                  (0.680)      (0.700)     (0.700)     (0.6800)
                                                                                   -------      -------     -------      -------
NET ASSET VALUE, END OF PERIOD                                                      $9.320       $9.300      $9.300       $9.320
                                                                                    ======       ======      ======       ======
Total return (d)(e)(f)                                                               (6.80)%      (7.00)%     (7.00)%      (6.80)%
                                                                                    ======       ======      ======       ======
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                                       2.25%        3.00%       3.00%        2.00%
Net investment income (loss) (g)(h)                                                   0.62%       (0.13)%     (0.13)%       0.87%
Fees and expenses waived or borne by the Advisor/Administrator (g)(h)                 5.16%        5.16%       5.16%        5.16%
Portfolio turnover (f)                                                                   3%           3%          3%           3%
Net assets at end of period (000)                                                   $3,542       $2,654        $738       $1,166
(a) Net of fees and expenses waived or borne by the
    Advisor/Administrator which amounted to:                                        $0.123       $0.123      $0.123       $0.123

(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on June 3, 1996.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                            [This page intentionally
                                  left blank.]

                            [This page intentionally
                                  left blank.]

TRUSTEES & TRANSFER AGENT

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for the Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of the Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

LIBERTY
-------------------------------------------------------------------------------
                                                                         FUNDS


ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE
HUSON          A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.



NEWPORT       A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE
ADVISOR       SOLUTIONS FOR GROWTH AND INCOME INVESTING.


[KEYPORT
LOGO]         A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.


Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.



NEWPORT TIGER CUB FUND CLASS A, B, C, AND Z SHARES    SEMIANNUAL REPORT

STEIN ROE SMALL CAP ASIAN TIGER FUND

ADVISED BY NEWPORT FUND MANAGEMENT, INC.


[LOGO] LIBERTY FUNDS

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

                                                     BULK RATE
                                                    U.S. POSTAGE
                                                       PAID
                                                   HOLLISTON, MA
                                                   PERMIT NO. 20


Liberty Funds Distributor, Inc 2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com




                                                  735-08/674A-0300 (4/00) 00/542